Investment in Equity-Accounted Investees (Tables)	12 Months Ended
Mar. 31, 2022
Equity Method Investments [Abstract]
Summary of Financial Information for Individually Immaterial Associates

The Group has interests in a number of individually immaterial associates. The following table analyses, in aggregate the carrying amount of interests and share of profit (loss) in these associates.

	As at March 31
Particulars	2021	2022
Carrying amount of interests in associates	5,262	3,558

	For the year ended March 31
Particulars	2020	2021	2022
Company's share of profit (loss) in associates	(65)	(168)	34
Company's share of other comprehensive income in associates	—	—	—
Company's share of total comprehensive income in associates	(65)	(168)	34